Fidelity

Money Market Trust:
Retirement Government
Money Market Portfolio

Annual Report

August 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Annual Report

Investments August 31, 2001

Showing Percentage of Net Assets

Federal Agencies - 62.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 44.6%
Agency Coupons - 21.3%
9/3/01	3.79% (a)	$ 147,000,000	$ 146,985,472
9/4/01	3.53 (a)	70,000,000	69,997,468
9/4/01	3.58 (a)	112,000,000	111,947,191
9/4/01	3.59 (a)	125,000,000	124,957,427
9/4/01	3.60 (a)	91,000,000	90,943,245
10/10/01	3.63 (a)	100,000,000	99,904,200
10/10/01	3.64 (a)	52,000,000	51,961,984
10/25/01	3.53 (a)	37,000,000	36,981,379
10/30/01	3.54 (a)	60,000,000	59,969,579
11/21/01	6.39	47,000,000	46,995,755
11/27/01	4.00	66,000,000	66,354,300
12/6/01	6.20	65,000,000	64,992,341
6/28/02	3.97	111,575,000	111,575,000
			1,083,565,341
Discount Notes - 23.3%
10/5/01	6.46	33,307,000	33,114,800
10/11/01	4.50	50,000,000	49,755,556
11/1/01	3.56	52,000,000	51,688,968
11/15/01	3.91	50,000,000	49,600,000
11/15/01	3.94	100,000,000	99,194,792
11/16/01	6.42	25,789,000	25,460,162
11/29/01	3.71	50,000,000	49,548,819
11/29/01	3.72	70,057,000	69,423,101
12/27/01	5.02	100,000,000	98,440,000
12/28/01	5.25	35,000,000	34,426,389
1/11/02	5.31	50,000,000	49,076,000
2/7/02	3.43	90,000,000	88,660,425
2/8/02	3.53	50,000,000	49,228,889
2/14/02	3.40	200,029,000	196,943,717
2/22/02	3.59	50,000,000	49,150,542
4/5/02	4.58	60,000,000	58,423,200
5/31/02	3.55	100,000,000	97,393,333
5/31/02	3.96	33,000,000	32,050,040
			1,181,578,733
			2,265,144,074
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae Defined Maturity pass thru trust - 1.7%
Discount Notes - 1.7%
9/4/01	3.91%	$ 88,000,000	$ 87,971,649
Federal Home Loan Bank - 4.4%
Agency Coupons - 4.4%
10/12/01	3.57 (a)	86,000,000	85,993,407
10/19/01	3.54 (a)	136,000,000	135,987,794
			221,981,201
Freddie Mac - 12.2%
Agency Coupons - 1.1%
9/4/01	3.47 (a)	45,000,000	44,986,667
8/27/02	3.68	10,000,000	9,999,230
			54,985,897
Discount Notes - 11.1%
11/1/01	3.55	45,386,000	45,115,298
11/8/01	3.83	60,000,000	59,573,867
11/8/01	3.85	50,000,000	49,642,056
11/8/01	6.48	9,095,000	8,990,377
11/8/01	6.50	25,000,000	24,711,944
11/15/01	3.43	67,000,000	66,525,417
12/6/01	6.28	52,000,000	51,181,867
1/31/02	5.01	25,000,000	24,496,500
2/27/02	3.57	40,000,000	39,303,889
2/28/02	3.42	100,000,000	98,320,000
4/24/02	4.22	35,000,000	34,073,545
6/26/02	3.79	62,000,000	60,121,607
			562,056,367
			617,042,264
TOTAL FEDERAL AGENCIES			3,192,139,188
U.S. Treasury Obligations - 0.5%

U.S. Treasury Notes - principal STRIPS - 0.5%
9/30/01	6.53	25,000,000	24,875,725
Repurchase Agreements - 36.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated:
6/11/01 due 9/10/01 At 3.79%	$ 75,718,521	$ 75,000,000
8/17/01 due 9/12/01 At 3.54%	300,767,000	300,000,000
8/31/01 due 9/4/01 At 3.68%	1,478,859,157	1,478,255,000
TOTAL REPURCHASE AGREEMENTS		1,853,255,000
TOTAL INVESTMENT PORTFOLIO - 99.9%		5,070,269,913
NET OTHER ASSETS - 0.1%		6,746,199
NET ASSETS - 100%		$ 5,077,016,112
Total Cost for Income Tax Purposes $ 5,070,269,913
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

A total of 11.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $1,853,255,000) - See accompanying schedule		$ 5,070,269,913
Cash		332
Receivable for fund shares sold		20,273,910
Interest receivable		9,704,790
Total assets		5,100,248,945
Liabilities
Payable for fund shares redeemed	$ 21,427,169
Accrued management fee	1,795,522
Other payables and accrued expenses	10,142
Total liabilities		23,232,833
Net Assets		$ 5,077,016,112
Net Assets consist of:
Paid in capital		$ 5,077,017,372
Accumulated net realized gain (loss) on investments		(1,260)
Net Assets, for 5,076,767,230 shares outstanding		$ 5,077,016,112
Net Asset Value, offering price and redemption price per share ($5,077,016,112 ÷ 5,076,767,230 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2001
Investment Income Interest		$ 266,253,308
Expenses
Management fee	$ 20,153,623
Non-interested trustees' compensation	17,505
Total expenses before reductions	20,171,128
Expense reductions	(1,471,541)	18,699,587
Net investment income		247,553,721
Net Realized Gain (Loss) on Investments		384,591
Net increase in net assets resulting from operations		$ 247,938,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2001	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 247,553,721	$ 244,286,625
Net realized gain (loss)	384,591	22,668
Net increase (decrease) in net assets resulting from operations	247,938,312	244,309,293
Distributions to shareholders from net investment income	(247,553,721)	(244,286,625)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,709,869,192	7,826,728,860
Reinvestment of distributions from net investment income	247,522,369	243,788,786
Cost of shares redeemed	(4,451,774,908)	(7,698,449,981)
Net increase (decrease) in net assets and shares resulting from share transactions	505,616,653	372,067,665
Total increase (decrease) in net assets	506,001,244	372,090,333
Net Assets
Beginning of period	4,571,014,868	4,198,924,535
End of period	$ 5,077,016,112	$ 4,571,014,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.052	.056	.048	.053	.052
Less Distributions
From net investment income	(.052)	(.056)	(.048)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.32%	5.74%	4.86%	5.41%	5.31%
Ratios to Average Net Assets
Expenses before expense reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.39% B	.39% B	.39% B	.39% B	.39% B
Net investment income	5.15%	5.60%	4.75%	5.28%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,077	$ 4,571	$ 4,199	$ 3,402	$ 2,900

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2001

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated June 11, 2001, due September 10, 2001	3.79%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,395,069
Aggregate market value of transferred assets	$262,496,873
Coupon rates of transferred assets	0.00% to 7.00%
Maturity dates of transferred assets	5/1/23 to 9/1/34

Dated August 17, 2001, due September 12, 2001	3.54%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$501,278,333
Aggregate market value of transferred assets	$510,819,994
Coupon rates of transferred assets	5.50% to 9.00%
Maturity dates of transferred assets	12/1/09 to 9/1/31

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated August 31, 2001, due September 4, 2001	3.68%
Number of dealers or banks	15
Maximum amount with one dealer or bank	20.3%
Aggregate principal amount of agreements	$15,542,088,000
Aggregate maturity amount of agreements	$15,548,439,996
Aggregate market value of transferred assets	$15,858,303,847
Coupon rates of transferred assets	0.00% to 14.50%
Maturity dates of transferred assets	9/1/01 to 5/1/39

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $1,471,541.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Government Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Government Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 12, 2001

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President
Abigail P. Johnson, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith,
Assistant Vice President
John H. Costello, Assistant Treasurer
Paul F. Maloney, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

RGM-PRO-1001 145484
1.700907.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Money Market Trust:
Retirement Money Market
Portfolio

Annual Report

August 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Annual Report

Investments August 31, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 32.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.1%
Chase Manhattan Bank USA NA
9/4/01	3.88%	$ 35,000,000	$ 35,000,000
Citibank NA, New York
12/4/01	3.41	50,000,000	50,000,000
Firstar Bank NA
9/6/01	4.00	30,000,000	30,000,000
11/5/01	3.88	30,000,000	30,000,000
			145,000,000
London Branch, Eurodollar, Foreign Banks - 17.7%
Abbey National Treasury Services PLC
10/22/01	3.62	35,000,000	35,000,000
11/20/01	3.61	55,000,000	55,000,000
2/20/02	3.50	95,000,000	95,000,000
Alliance & Leicester PLC
9/13/01	3.82	75,000,000	75,000,124
Bank of Scotland Treasury Services PLC
5/15/02	3.62	35,000,000	35,002,421
Barclays Bank PLC
9/10/01	3.76	60,000,000	60,000,000
9/28/01	3.52	250,000,000	250,000,000
11/16/01	3.92	54,000,000	54,013,364
11/16/01	4.06	125,000,000	125,000,000
Bayerische Hypo-und Vereinsbank AG
9/10/01	4.13	81,000,000	81,000,000
11/13/01	3.50	25,000,000	25,000,000
11/20/01	3.65	150,000,000	150,000,000
Commerzbank AG
9/18/01	3.77	70,000,000	70,000,000
Credit Agricole Indosuez
12/7/01	3.85	185,000,000	185,002,445
Deutsche Bank AG
10/22/01	4.65	70,000,000	70,000,000
11/21/01	3.95	85,000,000	84,996,251
Dresdner Bank AG
12/10/01	3.83	65,000,000	65,000,000
Halifax PLC
9/18/01	3.95	30,000,000	29,999,423
9/28/01	4.65	100,000,000	100,000,000
11/23/01	4.00	30,000,000	30,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
ING Bank NV
9/5/01	3.85%	$ 95,000,000	$ 95,000,000
9/10/01	4.16	50,000,000	50,000,000
10/9/01	3.75	20,000,000	20,000,000
2/11/02	3.56	80,000,000	80,000,000
2/13/02	3.50	30,000,000	30,000,000
Landesbank Baden-Wuerttemberg
10/11/01	3.53	60,000,000	60,004,407
11/21/01	3.94	30,000,000	30,000,331
Lloyds TSB Bank PLC
10/24/01	4.20	50,000,000	50,003,568
Merita Bank PLC
11/23/01	4.00	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale
11/19/01	3.90	50,000,000	50,002,106
UBS AG
5/3/02	3.60	125,000,000	125,000,000
Westdeutsche Landesbank Girozentrale
12/3/01	3.92	35,000,000	35,000,000
2/20/02	3.52	30,000,000	30,000,704
			2,380,025,144
New York Branch, Yankee Dollar, Foreign Banks - 13.2%
Barclays Bank PLC
9/4/01	3.57 (a)	65,000,000	64,994,611
BNP Paribas SA
9/12/01	3.81	150,000,000	150,000,000
9/25/01	3.95	70,000,000	70,000,000
2/20/02	3.50	95,000,000	95,000,000
5/6/02	3.63	60,000,000	60,000,000
Commerzbank AG
9/24/01	3.97	55,000,000	55,000,000
10/17/01	3.70	150,000,000	150,000,000
11/9/01	3.50	75,000,000	75,008,355
Credit Agricole Indosuez
9/21/01	3.66	25,000,000	25,000,000
5/6/02	3.61	200,000,000	200,000,000
Danske Corp.
11/26/01	4.00	25,000,000	25,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank AG
10/16/01	3.50%	$ 100,000,000	$ 100,000,000
National Westminster Bank PLC
9/25/01	3.95	230,000,000	230,000,000
7/5/02	4.10	160,000,000	159,986,941
RaboBank Nederland Coop. Central
11/15/01	4.00	100,000,000	100,000,000
Royal Bank of Canada
7/5/02	4.10	100,000,000	99,991,836
Societe Generale
9/21/01	3.52 (a)	50,000,000	49,998,630
Westdeutsche Landesbank Girozentrale
11/26/01	3.94	65,000,000	65,000,000
			1,774,980,373
TOTAL CERTIFICATES OF DEPOSIT			4,300,005,517
Commercial Paper - 37.6%

Abbey National NA
10/12/01	4.18	11,500,000	11,445,516
American Home Products Corp.
9/21/01	3.72	5,000,000	4,989,722
10/19/01	3.58	10,000,000	9,952,533
Amsterdam Funding Corp.
9/11/01	3.80	30,000,000	29,968,667
9/17/01	3.59	100,000,000	99,840,889
9/21/01	3.58	100,000,000	99,801,667
9/24/01	3.55	50,000,000	49,886,917
9/26/01	3.52	50,000,000	49,878,125
Associates First Capital BV
9/12/01	3.62	20,000,000	19,977,939
9/20/01	3.56	75,000,000	74,859,479
10/5/01	3.55	35,000,000	34,882,983
AT&T Corp.
10/15/01	4.10	55,000,000	54,727,078
10/24/01	4.08	95,000,000	94,434,961
Centric Capital Corp.
9/24/01	3.52	41,180,000	41,087,654
10/17/01	4.24	7,500,000	7,460,229
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/12/01	3.62%	$ 21,750,000	$ 21,726,009
9/21/01	3.58	30,000,000	29,940,500
9/24/01	3.53	15,000,000	14,966,267
10/5/01	3.55	55,000,000	54,816,376
Citicorp
9/11/01	3.63	30,000,000	29,969,833
9/11/01	3.64	155,000,000	154,843,708
9/12/01	3.63	45,000,000	44,950,225
9/25/01	3.54	50,000,000	49,882,333
ConAgra Foods, Inc.
9/10/01	3.67	20,000,000	19,981,650
9/10/01	3.69	15,000,000	14,986,163
9/21/01	3.65	9,000,000	8,981,800
9/21/01	3.71	13,000,000	12,973,278
9/27/01	3.66	10,000,000	9,973,711
9/27/01	3.67	25,000,000	24,934,097
Corporate Asset Funding Co.
9/10/01	3.73	25,000,000	24,976,813
CXC, Inc.
9/18/01	3.76	50,000,000	49,912,167
Danske Corp.
9/18/01	3.66	40,000,000	39,931,150
11/5/01	3.50	15,000,000	14,906,021
Delaware Funding Corp.
9/17/01	3.60	150,000,000	149,760,667
9/21/01	3.53	15,000,000	14,970,667
Deutsche Bank Financial, Inc.
11/19/01	4.03	200,000,000	198,266,389
Dominion Resources, Inc.
9/10/01	3.82	10,000,000	9,990,475
Dresdner U.S. Finance, Inc.
10/24/01	4.20	75,000,000	74,546,188
Edison Asset Securitization LLC
9/6/01	3.70	75,000,000	74,961,563
10/11/01	3.52	40,000,000	39,844,444
Falcon Asset Securitization Corp.
9/18/01	3.58	50,000,000	49,915,708
9/19/01	3.59	127,915,000	127,686,352
9/24/01	3.52	56,217,000	56,090,933
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Falcon Asset Securitization Corp. - continued
9/24/01	3.57%	$ 49,350,000	$ 49,237,756
9/25/01	3.54	55,000,000	54,870,567
9/28/01	3.55	15,000,000	14,960,175
Ford Motor Credit Co.
10/4/01	3.63	30,000,000	29,900,450
10/9/01	3.63	45,000,000	44,828,525
Fortis Funding LLC
9/6/01	3.70	71,990,000	71,953,105
10/12/01	4.20	34,000,000	33,838,141
General Electric Capital Corp.
9/7/01	3.78	100,000,000	99,937,500
10/2/01	3.85	40,000,000	39,869,111
11/14/01	4.00	100,000,000	99,194,222
12/10/01	3.81	40,000,000	39,584,444
12/14/01	3.95	50,000,000	49,442,444
3/25/02	3.60	20,000,000	19,599,111
General Electric Capital Services, Inc.
3/12/02	3.41	50,000,000	49,108,000
General Motors Acceptance Corp.
10/9/01	3.61	50,000,000	49,810,528
Goldman Sachs Group, Inc.
10/11/01	3.92	15,000,000	14,935,667
Heller Financial, Inc.
9/19/01	3.77	15,000,000	14,971,875
9/24/01	3.66	15,000,000	14,965,021
10/9/01	3.64	10,000,000	9,961,789
10/11/01	3.64	15,000,000	14,939,667
10/16/01	3.67	10,000,000	9,954,375
Jupiter Securitization Corp.
9/10/01	3.62	57,825,000	57,772,813
9/11/01	3.62	66,975,000	66,907,839
9/19/01	3.61	55,000,000	54,901,000
9/24/01	3.59	15,350,000	15,314,891
10/19/01	3.68	30,000,000	29,854,000
2/14/02	3.51	5,000,000	4,920,458
Kellogg Co.
11/28/01	3.75	15,000,000	14,863,967
Lloyds TSB Bank PLC
12/19/01	3.65	22,000,000	21,761,199
Montauk Funding Corp.
9/13/01	3.69	75,000,000	74,908,000
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New Center Asset Trust
9/19/01	3.59%	$ 100,000,000	$ 99,821,000
9/26/01	3.54	30,000,000	29,926,458
Newport Funding Corp.
9/7/01	3.70	50,000,000	49,969,250
Park Avenue Receivables Corp.
9/24/01	3.52	96,897,000	96,679,708
9/24/01	3.55	15,729,000	15,693,426
PHH Corp.
10/25/01	3.93	10,000,000	9,941,650
10/26/01	3.93	13,000,000	12,922,740
10/30/01	3.92	10,000,000	9,936,411
Preferred Receivables Funding Corp.
9/7/01	3.68	201,880,000	201,756,517
9/10/01	3.66	80,000,000	79,927,000
9/26/01	3.57	335,225,000	334,396,248
2/25/02	3.69	5,000,000	4,911,254
Qwest Capital Funding, Inc.
9/28/01	3.71	20,000,000	19,944,500
Santander Finance, Inc.
10/12/01	4.13	30,000,000	29,859,233
11/26/01	3.90	25,000,000	24,771,264
2/13/02	3.53	60,000,000	59,047,125
Sears Roebuck Acceptance Corp.
9/13/01	3.71	20,000,000	19,975,333
9/21/01	3.64	10,000,000	9,979,833
9/26/01	4.04	15,000,000	14,958,333
9/28/01	4.04	10,000,000	9,970,000
10/5/01	4.04	10,000,000	9,962,222
Three Rivers Funding Corp.
9/24/01	3.55	40,240,000	40,148,991
Tyco International Group SA
9/14/01	3.61	50,000,000	49,935,000
9/19/01	3.61	20,000,000	19,964,000
9/21/01	3.64	15,000,000	14,969,750
9/24/01	3.81	15,000,000	14,963,775
UBS Finance, Inc.
9/4/01	3.70	200,000,000	199,938,333
Variable Funding Capital Corp.
9/13/01	3.67	100,000,000	99,878,000
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Wells Fargo Financial, Inc.
9/14/01	3.70%	$ 30,000,000	$ 29,960,133
Westpac Trust Securities Ltd.
12/4/01	3.90	15,000,000	14,850,383
Windmill Funding Corp.
9/6/01	3.70	100,000,000	99,948,750
9/10/01	3.64	30,000,000	29,972,775
9/19/01	3.65	15,000,000	14,972,850
TOTAL COMMERCIAL PAPER			5,042,798,731
Federal Agencies - 8.4%

Fannie Mae - 4.3%
Agency Coupons - 1.1%
9/4/01	3.60 (a)	150,000,000	149,906,448
Discount Notes - 3.2%
10/19/01	3.94	50,000,000	49,742,000
11/1/01	3.92	100,000,000	99,347,639
11/29/01	3.83	75,000,000	74,302,833
4/19/02	3.98	75,000,000	73,164,792
5/3/02	4.03	85,445,000	83,197,986
7/12/02	3.61	50,000,000	48,477,972
			428,233,222
			578,139,670
Federal Home Loan Bank - 3.0%
Discount Notes - 3.0%
9/21/01	3.47	200,000,000	199,615,556
9/21/01	4.37	150,000,000	149,643,333
10/31/01	3.93	50,000,000	49,678,750
			398,937,639
Freddie Mac - 1.1%
Discount Notes - 1.1%
3/22/02	4.06	150,000,000	146,700,667
TOTAL FEDERAL AGENCIES			1,123,777,976
Bank Notes - 2.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
American Express Centurion Bank
9/5/01	3.71% (a)	$ 20,000,000	$ 20,000,000
9/17/01	3.61 (a)	20,000,000	20,000,000
Bank of America NA
9/7/01	4.15	105,000,000	105,000,000
9/17/01	4.26	50,000,000	50,000,000
Comerica Bank, Detroit
9/4/01	3.64 (a)	30,000,000	29,999,805
Lasalle Bank NA
9/11/01	3.79	50,000,000	50,000,000
TOTAL BANK NOTES			274,999,805
Master Notes - 1.1%

General Motors Acceptance Corp. Mortgage Credit
10/1/01	3.70	45,000,000	44,861,903
Goldman Sachs Group, Inc.
9/20/01	4.07 (b)	50,000,000	50,000,000
10/9/01	3.80 (b)	50,000,000	50,000,000
TOTAL MASTER NOTES			144,861,903
Medium-Term Notes - 5.1%

Associates Corp. of North America
10/1/01	3.71 (a)	100,000,000	100,000,000
AT&T Corp.
11/6/01	4.53 (a)	128,000,000	128,000,000
Bank of Scotland Treasury Services PLC
10/25/01	3.80 (a)	20,000,000	20,011,308
BMW U.S. Capital Corp.
9/24/01	3.58 (a)	25,000,000	25,000,000
6/7/02	4.25	25,000,000	24,985,420
CIESCO LP
9/17/01	3.59 (a)	10,000,000	10,000,000
Citigroup, Inc.
9/12/01	3.64 (a)	30,000,000	30,000,000
General Motors Acceptance Corp. Mortgage Credit
9/4/01	3.80 (a)	45,000,000	44,985,764
9/4/01	3.81 (a)	85,000,000	84,973,037
10/15/01	3.82 (a)	75,000,000	74,682,426
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc.
9/20/01	3.64% (a)	$ 50,000,000	$ 50,000,000
Northern Rock PLC
9/12/01	3.67 (a)	45,000,000	45,000,434
URI Trust 2000-1
9/18/01	3.93 (a)(b)	27,000,000	27,000,000
Variable Funding Capital Corp.
9/21/01	3.57 (a)	25,000,000	25,000,000
TOTAL MEDIUM-TERM NOTES			689,638,389
Short-Term Notes - 1.8%

Jackson National Life Insurance Co.
10/1/01	3.95 (a)(b)	36,000,000	36,000,000
Monumental Life Insurance Co.
9/1/01	3.90 (a)(b)	10,000,000	10,000,000
9/1/01	3.93 (a)(b)	45,000,000	45,000,000
New York Life Insurance Co.
10/1/01	3.89 (a)(b)	35,000,000	35,000,000
10/1/01	3.91 (a)(b)	25,000,000	25,000,000
11/29/01	3.62 (a)(b)	25,000,000	25,000,000
Pacific Life Insurance Co.
9/7/01	4.04 (a)(b)	10,000,000	10,000,000
Transamerica Occidental Life Insurance Co.
11/1/01	3.85 (a)(b)	55,000,000	55,000,000
TOTAL SHORT-TERM NOTES			241,000,000
Time Deposits - 3.0%

Bayerische Hypo-und Vereinsbank AG
9/4/01	3.70	400,000,000	400,000,000
Repurchase Agreements - 9.4%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 8/31/01 due 9/4/01 At 3.68%	$ 925,307,015	$ 924,929,000
With:
Deutsche Bank Securities, Inc. At 3.77%, dated 8/31/01 due 9/4/01 (Corporate Obligations) (principal amount $102,000,000) 0% - 9.4%, 3/1/03 - 2/1/31	100,041,889	100,000,000
J.P. Morgan Securities At 3.75%, dated 8/31/01 due 9/4/01 (Corporate Obligations) (principal amount $132,600,880) 6.45% - 7.63%, 11/1/03 - 12/31/49	130,054,167	130,000,000
Morgan Stanley & Co. At 3.75%, dated 8/31/01 due 9/4/01 (Commercial Paper Obligations) (principal amount $102,982,180) 0%, 9/13/01 - 11/14/01	100,041,667	100,000,000
TOTAL REPURCHASE AGREEMENTS		1,254,929,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	13,472,011,321
NET OTHER ASSETS - (0.4)%	(57,568,593)
NET ASSETS - 100%	$ 13,414,442,728
Total Cost for Income Tax Purposes $ 13,472,011,321
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 3.80%, 10/9/01	7/10/01	$ 50,000,000
4.07%, 9/20/01	5/24/01	$ 50,000,000
Jackson National Life Insurance Co. 3.95%, 10/1/01	7/6/99	$ 36,000,000
Monumental Life Insurance Co.: 3.90%, 9/1/01	7/31/98	$ 10,000,000
3.93%, 9/1/01	3/12/99	$ 45,000,000
New York Life Insurance Co.: 3.62%, 11/29/01	8/27/01	$ 25,000,000
3.89%, 10/1/01	4/18/01	$ 35,000,000
3.91%, 10/1/01	12/20/00	$ 25,000,000
Pacific Life Insurance Co. 4.04%, 9/7/01	9/8/00	$ 10,000,000
Transamerica Occidental Life Insurance Co. 3.85%, 11/1/01	4/28/00	$ 55,000,000
URI Trust 2000-1 3.93%, 9/18/01	12/15/00	$ 27,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $368,000,000 or 2.7% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $54,728,750. The weighted average interest rate was 5.68%. Interest earned from the interfund lending program amounted to $103,701 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At August 31, 2001, the fund had a capital loss carryforward of approximately $114,000 of which $64,000, $1,000 and $49,000 will expire on August 31, 2005, 2006 and 2008, respectively.

A total of 1.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $1,254,929,000) - See accompanying schedule		$ 13,472,011,321
Receivable for fund shares sold		145,460,605
Interest receivable		39,066,027
Other receivables		581
Total assets		13,656,538,534
Liabilities
Payable for investments purchased	$ 124,682,426
Payable for fund shares redeemed	112,642,989
Accrued management fee	4,753,810
Other payables and accrued expenses	16,581
Total liabilities		242,095,806
Net Assets		$ 13,414,442,728
Net Assets consist of:
Paid in capital		$ 13,414,556,817
Accumulated net realized gain (loss) on investments		(114,089)
Net Assets, for 13,414,484,807 shares outstanding		$ 13,414,442,728
Net Asset Value, offering price and redemption price per share ($13,414,442,728 ÷ 13,414,484,807 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2001
Investment Income Interest		$ 666,696,642
Expenses
Management fee	$ 50,575,658
Non-interested trustees' compensation	35,718
Total expenses before reductions	50,611,376
Expense reductions	(4,228,440)	46,382,936
Net investment income		620,313,706
Net Realized Gain (Loss) on Investments		283,200
Net increase in net assets resulting from operations		$ 620,596,906

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2001	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 620,313,706	$ 596,577,799
Net realized gain (loss)	283,200	(142,353)
Net increase (decrease) in net assets resulting from operations	620,596,906	596,435,446
Distributions to shareholders from net investment income	(620,313,706)	(596,577,799)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	14,122,466,305	18,811,440,179
Reinvestment of distributions from net investment income	620,248,455	596,372,134
Cost of shares redeemed	(11,570,972,295)	(19,475,728,245)
Net increase (decrease) in net assets and shares resulting from share transactions	3,171,742,465	(67,915,932)
Total increase (decrease) in net assets	3,172,025,665	(68,058,285)
Net Assets
Beginning of period	10,242,417,063	10,310,475,348
End of period	$ 13,414,442,728	$ 10,242,417,063

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.052	.058	.049	.053	.052
Less Distributions
From net investment income	(.052)	(.058)	(.049)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	5.36%	5.91%	4.97%	5.46%	5.37%
Ratios to Average Net Assets
Expenses before expense reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.38% B	.38% B	.38% B	.39% B	.39% B
Net investment income	5.15%	5.75%	4.85%	5.33%	5.21%
Supplemental Data
Net assets, end of period (in millions)	$ 13,414	$ 10,242	$ 10,310	$ 7,922	$ 6,227

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2001

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $4,228,440.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 12, 2001

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President
Abigail P. Johnson, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith,
Assistant Vice President
John H. Costello, Assistant Treasurer
Paul F. Maloney, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

RMM-PRO-1001 145483
1.703301.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com